Property and Equipment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Member]
Property and Equipment [Line Items]
Depreciation expense for property and equipment	$ 693,537	$ 625,739